Consolidated Schedule of Investments (unaudited) July 31, 2019	iShares® Commodities Select Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Agricultural & Farm Machinery — 1.6%
AGCO Corp.	4,118	$317,086
CNH Industrial NV	63,481	641,793
Deere & Co.	20,252	3,354,744
Lindsay Corp.	690	62,942
Toro Co. (The)	6,802	495,321

		4,871,886

Agricultural Products — 0.8%
Archer-Daniels-Midland Co.	35,788	1,470,171
Bunge Ltd.	9,040	528,207
Darling Ingredients Inc.(a)	10,528	214,034
Ingredion Inc.	4,257	329,024

		2,541,436

Aluminum — 0.1%
Alcoa Corp.(a)	7,952	178,840
Constellium SE(a)	5,061	60,783
Kaiser Aluminum Corp.	696	67,004

		306,627

Coal & Consumable Fuels — 0.0%
Arch Coal Inc., Class A	303	27,015
Cameco Corp.	7,188	66,058
Peabody Energy Corp.	1,435	30,221

		123,294

Copper — 0.3%
Freeport-McMoRan Inc.	62,077	686,572
Southern Copper Corp.	3,644	130,419

		816,991

Diversified Metals & Mining — 2.9%
BHP Group Ltd., ADR	62,977	3,459,327
BHP Group PLC, ADR	45,191	2,157,418
Compass Minerals International Inc.	1,453	81,150
Materion Corp.	871	54,115
Rio Tinto PLC, ADR	47,517	2,712,271
Teck Resources Ltd., Class B(b)	21,239	435,187

		8,899,468

Fertilizers & Agricultural Chemicals — 2.0%
CF Industries Holdings Inc.	14,125	700,035
Corteva Inc.(a)	47,840	1,411,280
FMC Corp.	8,411	726,879
Mosaic Co. (The)	22,678	571,259
Nutrien Ltd.	37,415	2,050,716
Scotts Miracle-Gro Co. (The)	2,516	282,245
Sociedad Quimica y Minera de Chile SA, ADR	5,911	174,315

		5,916,729

Gold — 1.5%
Agnico Eagle Mines Ltd.(b)	10,086	526,791
Barrick Gold Corp.(b)	74,973	1,219,061
Cia. de Minas Buenaventura SAA, ADR	9,325	142,113
Coeur Mining Inc.(a)	9,488	43,645
Franco-Nevada Corp.(b)	8,011	695,595
Kinross Gold Corp.(a)	53,693	215,846
Newmont Goldcorp Corp.	35,075	1,280,939
Royal Gold Inc.	2,804	320,918

		4,444,908

Integrated Oil & Gas — 7.7%
BP PLC, ADR	61,155	2,430,300
Cenovus Energy Inc.	18,496	171,643

Security	Shares	Value

Integrated Oil & Gas (continued)
Chevron Corp.	34,549	$4,253,327
China Petroleum & Chemical Corp., ADR	4,627	296,915
Ecopetrol SA, ADR(b)	4,474	80,219
Eni SpA, ADR	23,069	722,290
Equinor ASA, ADR(b)	19,785	352,371
Exxon Mobil Corp.	76,737	5,706,163
Imperial Oil Ltd.	4,200	115,038
Occidental Petroleum Corp.	13,566	696,750
PetroChina Co. Ltd., ADR	3,827	203,099
Petroleo Brasileiro SA, ADR	26,996	406,290
Royal Dutch Shell PLC, Class A, ADR	39,425	2,479,438
Royal Dutch Shell PLC, Class B, ADR	33,965	2,155,758
Suncor Energy Inc.	28,492	817,720
Total SA, ADR	45,805	2,369,951

		23,257,272

Oil & Gas Drilling — 0.1%
Helmerich & Payne Inc.	2,004	99,559
Patterson-UTI Energy Inc.	3,804	44,240
Transocean Ltd.(a)	9,150	55,632
Valaris PLC(a)(b)	3,567	29,214

		228,645

Oil & Gas Equipment & Services — 0.8%
Apergy Corp.(a)	1,395	45,379
Archrock Inc.	2,373	26,056
Baker Hughes a GE Co.	9,339	237,117
Cactus Inc., Class A(a)	843	24,759
Core Laboratories NV	800	40,136
Dril-Quip Inc.(a)	659	34,677
Halliburton Co.	15,851	364,573
Helix Energy Solutions Group Inc.(a)	2,547	22,312
McDermott International Inc.(a)	3,276	21,032
National Oilwell Varco Inc.	7,001	166,764
Oceaneering International Inc.(a)	1,785	27,578
ProPetro Holding Corp.(a)(b)	1,354	24,548
Schlumberger Ltd.	25,121	1,004,086
TechnipFMC PLC	7,639	210,378
Tenaris SA, ADR	4,282	106,964

		2,356,359

Oil & Gas Exploration & Production — 2.3%
Anadarko Petroleum Corp.	9,107	670,822
Antero Resources Corp.(a)	3,857	17,781
Apache Corp.	6,818	166,496
Cabot Oil & Gas Corp.	7,678	147,110
Callon Petroleum Co.(a)	4,129	20,315
Canadian Natural Resources Ltd.	21,687	548,247
Centennial Resource Development Inc./DE, Class A(a)	3,396	20,206
Chesapeake Energy Corp.(a)	18,872	34,158
Cimarex Energy Co.	1,840	93,233
CNOOC Ltd., ADR	2,915	481,937
CNX Resources Corp.(a)	3,532	29,033
Concho Resources Inc.	3,638	355,360
ConocoPhillips	20,497	1,210,963
Continental Resources Inc./OK(a)	1,562	58,059
Devon Energy Corp.	7,530	203,310
Diamondback Energy Inc.	2,807	290,328
Encana Corp.	26,161	119,556
EOG Resources Inc.	10,525	903,571
EQT Corp.	4,639	70,095
Hess Corp.	4,623	299,755

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Commodities Select Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil & Gas Exploration & Production (continued)
Kosmos Energy Ltd.	4,273	$25,681
Magnolia Oil & Gas Corp.(a)	1,852	20,705
Marathon Oil Corp.	14,834	208,714
Matador Resources Co.(a)	1,870	32,968
Murphy Oil Corp.	2,973	71,471
Noble Energy Inc.	8,673	191,500
Oasis Petroleum Inc.(a)	4,900	23,863
Parsley Energy Inc., Class A(a)	4,794	79,532
PDC Energy Inc.(a)	1,194	34,304
Pioneer Natural Resources Co.	3,055	421,712
QEP Resources Inc.(a)(b)	4,297	21,270
Range Resources Corp.	3,766	21,429
SM Energy Co.	1,876	18,704
Southwestern Energy Co.(a)(b)	9,858	21,688
SRC Energy Inc.(a)	4,428	18,066
Whiting Petroleum Corp.(a)(b)	1,657	29,296
WPX Energy Inc.(a)	7,202	75,189

		7,056,427

Oil & Gas Refining & Marketing — 0.8%
Cosan Ltd., Class A(a)	2,199	32,259
CVR Energy Inc.	525	27,862
Delek U.S. Holdings Inc.	1,275	54,927
HollyFrontier Corp.	2,843	141,496
Marathon Petroleum Corp.	12,018	677,695
PBF Energy Inc., Class A	2,178	60,832
Phillips 66	7,575	776,892
Valero Energy Corp.	7,567	645,087
World Fuel Services Corp.	1,212	47,316

		2,464,366

Oil & Gas Storage & Transportation — 1.6%
Cheniere Energy Inc.(a)	4,015	261,577
Enbridge Inc.	36,703	1,225,513
Equitrans Midstream Corp.	3,707	61,499
Golar LNG Ltd.	1,843	31,220
Kinder Morgan Inc./DE	35,309	728,072
ONEOK Inc.	7,486	524,619
Pembina Pipeline Corp.	9,266	336,263
Ship Finance International Ltd.	1,503	19,765
Targa Resources Corp.	4,216	164,045
TC Energy Corp.	16,750	820,080
Ultrapar Participacoes SA, ADR	15,742	82,016
Williams Companies Inc. (The)	21,977	541,513

		4,796,182

Silver — 0.2%
Hecla Mining Co.	20,895	38,656
Wheaton Precious Metals Corp.	19,069	498,082

		536,738

Specialty Chemicals — 5.7%
A Schulman Inc.(a)(c)	1,888	818
Albemarle Corp.	6,771	494,012
Ashland Global Holdings Inc.	4,004	318,238
Axalta Coating Systems Ltd.(a)	13,329	394,938
Balchem Corp.	2,067	212,157
Celanese Corp.	8,089	907,343
DuPont de Nemours Inc.	47,839	3,452,062
Ecolab Inc.	16,205	3,269,035
Element Solutions Inc.(a)	15,127	151,573
Ferro Corp.(a)	5,254	77,391
GCP Applied Technologies Inc.(a)	4,637	102,153

Security	Shares/ Par	Value

Specialty Chemicals (continued)
HB Fuller Co.	3,249	$155,335
Ingevity Corp.(a)	2,673	263,397
Innospec Inc.	1,563	145,953
International Flavors & Fragrances Inc.	6,475	932,335
Kraton Corp.(a)	2,036	62,444
Livent Corp.(a)	9,303	59,911
Minerals Technologies Inc.	2,251	119,866
NewMarket Corp.	557	234,837
PolyOne Corp.	4,968	162,801
PPG Industries Inc.	15,084	1,770,711
Quaker Chemical Corp.	851	159,469
RPM International Inc.	8,376	568,144
Sensient Technologies Corp.	2,706	184,468
Sherwin-Williams Co. (The)	5,190	2,662,678
Stepan Co.	1,300	128,895
WR Grace & Co.	4,272	289,684

		17,280,648

Steel — 1.6%
Allegheny Technologies Inc.(a)	5,411	117,797
ArcelorMittal	27,384	430,477
Carpenter Technology Corp.	2,028	91,280
Cleveland-Cliffs Inc.	12,143	129,444
Commercial Metals Co.	5,052	88,461
Nucor Corp.	13,043	709,278
POSCO, ADR(b)	13,730	642,976
Reliance Steel & Aluminum Co.	2,882	288,056
Steel Dynamics Inc.	9,523	300,070
Ternium SA, ADR	2,271	47,986
U.S. Steel Corp.	7,393	111,117
Vale SA, ADR	133,422	1,733,152
Warrior Met Coal Inc.	1,838	45,472
Worthington Industries Inc.	1,677	67,449

		4,803,015

Total Common Stocks — 30.0% (Cost: $101,338,858)		90,700,991

Preferred Stocks

Integrated Oil & Gas — 0.2%
Petroleo Brasileiro SA, Preference Shares, ADR	39,625	543,655

Steel — 0.0%
Gerdau SA, Preference Shares, ADR	44,673	159,036

Total Preferred Stocks — 0.2% (Cost: $620,911)		702,691

Short-Term Investments

Certificates of Deposit — 8.2%
Mizuho Bank Ltd., 2.26%, 03/06/20	$2,000,000	2,003,914
Mizuho Bank Ltd./New York NY, 2.54%, 03/09/20, (3 mo. LIBOR US + 0.100%)(d)	3,000,000	2,999,985
MUFG Bank Ltd., 2.90%, 08/15/19	4,950,000	4,951,245
Norinchukin Bank, 2.53%, 09/13/19	4,000,000	4,001,255
Royal Bank of Canada, 3.07%, 11/27/19	2,700,000	2,707,556
Sumitomo Mitsui Trust Bank Ltd./New York, 2.45%, 07/27/20, (3 mo. LIBOR US + 0.170%)(d)	5,000,000	5,000,000
Toronto-Dominion Bank (The), 2.20%, 01/23/20	3,050,000	3,049,839

		24,713,794

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Commodities Select Strategy ETF (Percentages shown are based on Net Assets)

Security	Par	Value

Commercial Paper — 38.3%
Bell Canada Inc., 2.53%, 08/08/19(e)	$8,000,000	$7,995,369
Charta LLC, 2.67%, 08/13/19(e)	9,000,000	8,992,476
DBS Bank Ltd. 2.36%, 08/02/2019(e)	515,000	514,931
2.54%, 08/05/2019(e)	10,000,000	9,996,683
Duke Energy Corp., 2.48%, 08/07/19(e)(f)	5,000,000	4,997,599
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 2.61%, 09/05/19(e)	10,000,000	9,976,940
Enbridge (US) Inc. 2.52%, 08/05/2019(e)	7,000,000	6,997,603
2.66%, 08/27/2019(e)	2,000,000	1,996,253
Jupiter Sector Co. LLC, 2.65%, 09/03/19(e)	8,000,000	7,982,426
Keurig Dr Pepper Inc., 2.51%, 08/26/19(e)	6,025,000	6,014,135
La Fayette Asset Securitization LLC, 2.40%, 08/16/19(e)	5,000,000	4,994,780
Manhattan Asset Funding Co. LLC, 2.41%, 08/12/19(e)	2,000,000	1,998,479
Nissan Motor Acceptance Corp., 2.53%, 08/12/19(e)	4,500,000	4,496,498
NRW Bank, 2.27%, 09/05/19(e)	1,750,000	1,746,246
Nutrien Ltd., 2.56%, 08/16/19(e)	7,000,000	6,992,123
Old Line Funding LLC 2.19%, 01/03/2020(e)	5,000,000	4,952,897
2.49%, 08/21/2019(e)	5,000,000	4,993,402
Oversea-Chinese Banking Corp. Ltd., 2.50%, 08/16/19(e)	3,000,000	2,996,783
Societe Generale SA, 2.88%, 09/03/19(e)	5,000,000	4,987,167
Victory Receivables Corp., 2.40%, 08/05/19(e)	2,000,000	1,999,335
VW CR Inc. 2.51%, 09/26/2019(e)	2,500,000	2,489,997
2.77%, 08/05/2019(e)	3,000,000	2,998,973
Westpac Banking Corp., 3.10%, 11/01/19(e)	5,000,000	4,969,581

		116,080,676

U.S. Treasury Obligations — 6.6%
U.S. Treasury Bill 2.10%, 08/20/19(e)	5,750,000	5,743,841
2.14%, 08/27/19(e)	1,650,000	1,647,659

Security	Par/ Shares	Value

U.S. Treasury Obligations (continued)
2.25%, 08/06/19(e)	$4,760,000	$4,758,672
2.46%, 10/31/19(e)	8,000,000	7,958,794

		20,108,966

Money Market Funds — 13.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(g)(h)(i)	2,383,685	2,384,876
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(g)(h)	38,896,000	38,896,000

		41,280,876

Total Short-Term Investments — 66.7% (Costs: $202,155,179)		202,184,312

Total Investments in Securities — 96.9% (Cost: $304,114,948)		293,587,994

Other Assets, Less Liabilities — 3.1%		9,263,599

Net Assets — 100.0%		$302,851,593

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Rates are discount rates or a range of discount rates at the time of purchase.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	13,372,232	(10,988,547)	2,383,685	$2,384,876	$34,772	(a)	$161	$162
BlackRock Cash Funds: Treasury, SL Agency Shares	195,565,236	(156,669,236)	38,896,000	38,896,000	1,535,891		—	—

				$41,280,876	$1,570,663		$161	$162

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Aluminum	236	12/16/20	$11,220	$9,191
Brent Crude Oil	437	08/30/19	28,427	(161,947)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Commodities Select Strategy ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Cattle Feeder	56	09/26/19	$3,989	$8,798
Cocoa	46	09/13/19	1,079	(74,330)
Coffee	52	03/19/20	2,088	35,004
Copper	86	09/18/19	12,732	40,307
Corn	770	12/14/20	15,833	(81,205)
Cotton	114	12/06/19	3,639	(544,057)
Gasoline RBOB	90	09/30/19	6,450	(250,149)
Gold	94	04/28/20	13,621	175,523
KC HRW Wheat	144	09/13/19	3,044	(329,915)
Lead	42	09/18/19	2,109	67,460
Lean Hogs	229	10/14/19	6,504	(1,233,043)
Live Cattle	252	10/31/19	10,851	(140,451)
Low Sulphur Gasoil	146	12/12/19	8,749	515,225
Natural Gas	176	03/27/20	4,154	(459,254)
Nickel	31	10/16/19	2,698	283,093
NY Harbor ULSD	84	05/29/20	6,784	(374,009)
Silver	17	12/27/19	1,405	75,768
Soybean	210	05/14/20	9,665	(5,153)
Sugar	346	09/30/20	5,301	(94,225)
Wheat	384	09/13/19	9,355	(574,800)
WTI Crude Oil	677	06/22/20	38,244	(1,608,917)
Zinc	54	10/16/19	3,301	57,561

				$(4,663,525)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$90,700,173	$—	$818	$90,700,991
Preferred Stocks	702,691	—	—	702,691
Certificates of Deposit	—	24,713,794	—	24,713,794
Commercial Paper	—	116,080,676	—	116,080,676
U.S. Treasury Obligations	—	20,108,966	—	20,108,966
Money Market Funds	41,280,876	—	—	41,280,876

	$132,683,740	$160,903,436	$818	$293,587,994

Derivative financial instruments(a)
Assets
Futures Contracts	$1,267,930	$—	$—	$1,267,930
Liabilities
Futures Contracts	(5,931,455)	—	—	(5,931,455)

	$(4,663,525)	$—	$—	$(4,663,525)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate